Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following tables and supporting narrative contain information regarding Compensation Actually Paid (CAP) to our NEOs and the relationship to company performance.
Pay Versus Performance Tables (PVP)

PG&E Corporation PEOs/NEOs (1)
Year	SCT Total for PEO #1 ($)	CAP to PEO #1 ($)	SCT Total for PEO #2 ($)	CAP to PEO #2 ($)	ASCT Total for Non-PEO NEOs ($)	ACAP to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Non-GAAP Core EPS ($)(3)
							TSR ($)	Peer Group TSR ($)(2)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	19,812,481	7,193,982	Not an NEO	Not an NEO	4,127,493	1,689,180	130	145	2,593	1.50
2024	15,823,939	21,556,432	Not an NEO	Not an NEO	4,707,164	5,191,697	163	129	2,475	1.36
2023	16,994,840	22,616,942	Not an NEO	Not an NEO	3,881,976	2,111,037	145	112	2,242	1.23
2022	14,119,861	27,957,027	Not an NEO	Not an NEO	3,249,730	5,861,192	130	119	1,800	1.10
2021	51,235,000	55,442,358	361,605	159,676	3,087,062	2,871,276	97	117	(102)	1.00

Utility PEOs/NEOs(1)
Year	SCT Total for PEO #1 ($)	CAP to PEO #1 ($)	SCT Total for PEO #2 ($)	CAP to PEO #2 ($)	SCT Total for PEO #3 ($)	CAP to PEO #3 ($)	SCT Total for PEO #4 ($)	CAP to PEO #4 ($)	ASCT Total for Non-PEO NEOs ($)	ACAP to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Non-GAAP Core EPS ($)(3)
											TSR ($)	Peer Group TSR ($)(2)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	4,967,673	2,108,164	3,433,318	1,371,571	4,866,019	1,512,668	Not an NEO	Not an NEO	2,021,807	283,668	130	145	2,593	1.50
2024	4,691,181	6,022,186	3,309,513	4,353,133	5,229,955	6,608,250	Not an NEO	Not an NEO	2,997,875	3,453,143	163	129	2,475	1.36
2023	5,340,021	6,388,002	3,748,529	4,882,561	5,397,418	6,990,446	296,755	(7,485,884)	1,263,826	(517,761)	145	112	2,242	1.23
2022	Not an NEO	Not an NEO	3,319,458	4,773,078	4,788,022	7,257,976	4,709,106	7,132,385	2,334,877	3,595,303	130	119	1,800	1.10
2021	1,619,095	1,630,236	3,074,861	3,147,964	7,484,086	7,525,239	6,508,160	6,875,783	1,503,306	1,434,284	97	117	(102)	1.00

Legend
1) SCT	–	Summary Compensation Table	3) CAP	–	Compensation Actually Paid	5) TSR	–	Total Shareholder Return
2) ASCT	–	Average Summary Compensation Table	4) ACAP	–	Average Compensation Actually Paid	6) EPS	–	Earnings Per Share

Company Selected Measure Name	Non-GAAP core EPS
Named Executive Officers, Footnote
(1) The individuals listed below are included as indicated in the tables above as PEOs and non-PEO NEOs. NEOs that have served as both a Utility PEO and as a Corporation non-PEO NEO in the same year, are included only once as a PEO in the Utility table and do not appear in the PG&E Corporation table.

Year	Corporation PEOs	Utility PEOs	Corporation Non-PEO NEOs	Utility Non-PEO NEOs
2025	1. Patricia K. Poppe	1. Sumeet Singh	Carolyn J. Burke	Stephanie N. Williams
		2. Jason M. Glickman	John R. Simon	Kaled H. Awada
		3. Marlene M. Santos		Ajay Waghray
Alejandro T. Vallejo
2024	1. Patricia K. Poppe	1. Sumeet Singh	Carolyn J. Burke	Stephanie N. Williams
		2. Jason M. Glickman	John R. Simon	Kaled H. Awada
		3. Marlene M. Santos		Ajay Waghray

2023	1. Patricia K. Poppe	1. Sumeet Singh	Carolyn J. Burke	Stephanie N. Williams
		2. Jason M. Glickman	John R. Simon	David S. Thomason
		3. Marlene M. Santos	Christopher A. Foster	Julius Cox
4. Adam L. Wright
2022	1. Patricia K. Poppe	2. Jason M. Glickman	Christopher A. Foster	David S. Thomason
		3. Marlene M. Santos	John R. Simon	Sumeet Singh
		4. Adam L. Wright		Julius Cox
2021	1. Patricia K. Poppe	1. Sumeet Singh	Christopher A. Foster	David S. Thomason
	2. William L. Smith	2. Jason M. Glickman	John R. Simon	James M. Welsch
3. Marlene M. Santos
4. Adam L. Wright

Peer Group Issuers, Footnote
(2)     Dow Jones Utility Index is used to determine the peer group for TSR purposes in the PVP and is used for purposes of the performance graph in PG&E Corporation’s and the Utility’s Joint Annual Report.

Adjustment To PEO Compensation, Footnote

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements ($)(a)	Value of Service Cost and Prior Service Cost under the Pension Plans ($)	CAP ($)
P. K. Poppe	2025	19,812,481	11,155,472	27,348	(1,459,104)	23,426	7,193,982
S. Singh	2025	4,967,673	2,441,458	170,087	(292,676)	44,712	2,108,164
J. M. Glickman	2025	3,433,318	1,643,292	24,190	(412,977)	18,712	1,371,571
M. M. Santos	2025	4,866,019	2,441,458	36,671	(895,286)	20,063	1,512,668
Average for non-PEO Corporation NEOs	2025	4,127,493	1,666,765	641,005	(276,216)	145,674	1,689,180
Average for non-PEO Utility NEOs	2025	2,021,807	926,653	59,738	(777,984)	26,236	283,668
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during FY ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Adjustments Reflected in CAP ($)
P. K. Poppe	2025	10,811,906	(8,684,578)	(3,648,185)	—	—	61,753	(1,459,104)
S. Singh	2025	2,366,266	(1,998,270)	(672,048)	—	—	11,376	(292,676)
J. M. Glickman	2025	1,592,682	(1,344,987)	(672,048)	—	—	11,376	(412,977)
M. M. Santos	2025	2,366,266	(2,279,982)	(998,470)	—	—	16,901	(895,286)
Average for non-PEO Corporation NEOs	2025	1,615,432	(1,506,472)	(391,763)	—	—	6,587	(276,216)
Average for non-PEO Utility NEOs	2025	501,882	(414,235)	(185,277)	—	(682,988)	2,633	(777,984)

Non-PEO NEO Average Total Compensation Amount	$ 4,127,493	$ 4,707,164	$ 3,881,976	$ 3,249,730	$ 3,087,062
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,689,180	5,191,697	2,111,037	5,861,192	2,871,276
Adjustment to Non-PEO NEO Compensation Footnote

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements ($)(a)	Value of Service Cost and Prior Service Cost under the Pension Plans ($)	CAP ($)
P. K. Poppe	2025	19,812,481	11,155,472	27,348	(1,459,104)	23,426	7,193,982
S. Singh	2025	4,967,673	2,441,458	170,087	(292,676)	44,712	2,108,164
J. M. Glickman	2025	3,433,318	1,643,292	24,190	(412,977)	18,712	1,371,571
M. M. Santos	2025	4,866,019	2,441,458	36,671	(895,286)	20,063	1,512,668
Average for non-PEO Corporation NEOs	2025	4,127,493	1,666,765	641,005	(276,216)	145,674	1,689,180
Average for non-PEO Utility NEOs	2025	2,021,807	926,653	59,738	(777,984)	26,236	283,668
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during FY ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Adjustments Reflected in CAP ($)
P. K. Poppe	2025	10,811,906	(8,684,578)	(3,648,185)	—	—	61,753	(1,459,104)
S. Singh	2025	2,366,266	(1,998,270)	(672,048)	—	—	11,376	(292,676)
J. M. Glickman	2025	1,592,682	(1,344,987)	(672,048)	—	—	11,376	(412,977)
M. M. Santos	2025	2,366,266	(2,279,982)	(998,470)	—	—	16,901	(895,286)
Average for non-PEO Corporation NEOs	2025	1,615,432	(1,506,472)	(391,763)	—	—	6,587	(276,216)
Average for non-PEO Utility NEOs	2025	501,882	(414,235)	(185,277)	—	(682,988)	2,633	(777,984)

Compensation Actually Paid vs. Total Shareholder Return
The following charts provide a clear, visual comparison, for each of 2025, 2024, 2023, 2022, and 2021, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Compensation Actually Paid vs. Company Selected Measure
TSR is used as a performance measure in our LTIP program, applicable to PSUs, but the peer group of companies against which LTIP TSR performance is compared and the calculation for determining the LTIP TSR performance score are different than what is shown in the above charts. Additionally, TSR has a 35% weighting in our LTIP and, accordingly, it has limited impact on the CAP. However, as LTIP awards make up a large portion of total compensation, it is a factor that impacts the value of outstanding and vested awards and thereby the CAP.
Our company-selected measure is non-GAAP core EPS, which accounts for 20% of the outcome under our STIP. Given the relatively small weight of this measure in our incentive framework, non-GAAP core EPS has a very limited relationship with CAP. We do not use GAAP net income in our incentive plans, although it is a component of non-GAAP core EPS. Accordingly, net income, like non-GAAP core EPS, has a very limited relationship with CAP. While financial measures are not heavily weighted, PG&E emphasizes many quantifiable non-financial performance measures in our incentive plans, based on operational customer and safety metrics. Details of these can be found in the Compensation Discussion & Analysis.

Total Shareholder Return Vs Peer Group
The following charts provide a clear, visual comparison, for each of 2025, 2024, 2023, 2022, and 2021, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Tabular List, Table
For the fiscal year ending December 31, 2025, non-GAAP core EPS is the most important financial performance measure in linking CAP to PG&E Corporation and Utility’s performance and is included in the PVP tables. The other two most important measures for PVP purposes consists of the remaining financial measures identified in our Compensation Discussion & Analysis for 2025. The following table lists the collective ‘most important’ financial measures alphabetically.

Tabular List of Most Important Measures
(1) Operating Cash Flow
(2) Non-GAAP Core EPS
(3) Relative TSR

Total Shareholder Return Amount	$ 130	163	145	130	97
Peer Group Total Shareholder Return Amount	145	129	112	119	117
Net Income (Loss)	$ 2,593	$ 2,475	$ 2,242	$ 1,800	$ (102)
Company Selected Measure Amount	1.50	1.36	1.23	1.10	1.00
Measure:: 1
Pay vs Performance Disclosure
Name	(1) Operating Cash Flow
Non-GAAP Measure Description
(3)     Non-GAAP core EPS is identified as our company-selected measure and included in column (i) of both tables. Details of the reconciliation to our audited financial statements can be found in Exhibit A of the Proxy for each respective year. Non-GAAP core EPS for the full year 2021 was $1.00 per share on a fully diluted basis and $1.08 using a basic share count. The impact of dilution was $(0.08) per share.

Measure:: 2
Pay vs Performance Disclosure
Name	(2) Non-GAAP Core EPS
Measure:: 3
Pay vs Performance Disclosure
Name	(3) Relative TSR
Adjustment, Stock Awards, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,666,765
Adjustment, Pension Value, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	641,005
Adjustment, Fair Value of Equity Awards, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,216)
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,674
Adjustment, Stock Awards, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	926,653
Adjustment, Pension Value, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,738
Adjustment, Fair Value of Equity Awards, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(777,984)
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,236
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,615,432
Adjustment, Fair Value of Equity Awards Granted, Vested, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,506,472)
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(391,763)
Adjustment, Fair Value for Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Adjustment, Fair Value for Awards Granted, Failed to Vest, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,587
Adjustment, Total, Corporate Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,216)
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,882
Adjustment, Fair Value of Equity Awards Granted, Vested, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(414,235)
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,277)
Adjustment, Fair Value for Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Adjustment, Fair Value for Awards Granted, Failed to Vest, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(682,988)
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,633
Adjustment, Total, Utility Average [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(777,984)
PEO #1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	19,812,481	$ 15,823,939	$ 16,994,840	$ 14,119,861	$ 51,235,000
PEO Actually Paid Compensation Amount	7,193,982	21,556,432	22,616,942	27,957,027	55,442,358
PEO #1 [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,348
PEO #1 [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,426
PEO #1 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,155,472
PEO #1 [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,459,104)
PEO #1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,811,906
PEO #1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,684,578)
PEO #1 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,648,185)
PEO #1 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,753
PEO #2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					361,605
PEO Actually Paid Compensation Amount					159,676
PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,967,673	4,691,181	5,340,021		1,619,095
PEO Actually Paid Compensation Amount	2,108,164	6,022,186	6,388,002		1,630,236
PEO #1, Pacific Gas & Electric Co [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,087
PEO #1, Pacific Gas & Electric Co [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,712
PEO #1, Pacific Gas & Electric Co [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,441,458
PEO #1, Pacific Gas & Electric Co [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,676)
PEO #1, Pacific Gas & Electric Co [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,366,266
PEO #1, Pacific Gas & Electric Co [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,998,270)
PEO #1, Pacific Gas & Electric Co [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1, Pacific Gas & Electric Co [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(672,048)
PEO #1, Pacific Gas & Electric Co [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #1, Pacific Gas & Electric Co [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,376
PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,433,318	3,309,513	3,748,529	3,319,458	3,074,861
PEO Actually Paid Compensation Amount	1,371,571	4,353,133	4,882,561	4,773,078	3,147,964
PEO #4, Pacific Gas & Electric Co [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,190
PEO #4, Pacific Gas & Electric Co [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,712
PEO #4, Pacific Gas & Electric Co [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,643,292
PEO #4, Pacific Gas & Electric Co [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,977)
PEO #4, Pacific Gas & Electric Co [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,592,682
PEO #4, Pacific Gas & Electric Co [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,344,987)
PEO #4, Pacific Gas & Electric Co [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #4, Pacific Gas & Electric Co [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(672,048)
PEO #4, Pacific Gas & Electric Co [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #4, Pacific Gas & Electric Co [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,376
PEO #5, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,866,019	5,229,955	5,397,418	4,788,022	7,484,086
PEO Actually Paid Compensation Amount	1,512,668	6,608,250	6,990,446	7,257,976	7,525,239
PEO #5, Pacific Gas & Electric Co [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,671
PEO #5, Pacific Gas & Electric Co [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,063
PEO #5, Pacific Gas & Electric Co [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,441,458
PEO #5, Pacific Gas & Electric Co [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(895,286)
PEO #5, Pacific Gas & Electric Co [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,366,266
PEO #5, Pacific Gas & Electric Co [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,279,982)
PEO #5, Pacific Gas & Electric Co [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #5, Pacific Gas & Electric Co [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(998,470)
PEO #5, Pacific Gas & Electric Co [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO #5, Pacific Gas & Electric Co [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,901
PEOs/NEOs, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	2,021,807	2,997,875	1,263,826	2,334,877	1,503,306
Non-PEO NEO Average Compensation Actually Paid Amount	283,668	3,453,143	(517,761)	3,595,303	1,434,284
Total Shareholder Return Amount	130	163	145	130	97
Peer Group Total Shareholder Return Amount	145	129	112	119	117
Net Income (Loss)	$ 2,593	$ 2,475	$ 2,242	1,800	(102)
Company Selected Measure Amount	1.50	1.36	1.23
PEO #6, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 296,755	4,709,106	6,508,160
PEO Actually Paid Compensation Amount			$ (7,485,884)	$ 7,132,385	$ 6,875,783
PEO | PEO #1 [Member]
Pay vs Performance Disclosure
PEO Name	1. Patricia K. Poppe	1. Patricia K. Poppe	1. Patricia K. Poppe	1. Patricia K. Poppe	1. Patricia K. Poppe
PEO | PEO #2 [Member]
Pay vs Performance Disclosure
PEO Name					2. William L. Smith
PEO | PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	1. Sumeet Singh	1. Sumeet Singh	1. Sumeet Singh	2. Jason M. Glickman	1. Sumeet Singh
PEO | PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name			4. Adam L. Wright		4. Adam L. Wright
PEO | PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	2. Jason M. Glickman	2. Jason M. Glickman	2. Jason M. Glickman	3. Marlene M. Santos	2. Jason M. Glickman
PEO | PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure
PEO Name	3. Marlene M. Santos	3. Marlene M. Santos	3. Marlene M. Santos	4. Adam L. Wright	3. Marlene M. Santos